Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long-Term Debt
Long-term debt consists of the following at December 31, 2013 and 2012 (in thousands):

	December 31,
	2013	2012
5.10% Senior notes, net of unamortized discount of $36 at December 31, 2013 and $70 at December 31, 2012	$324,964	$324,930
4.50% Senior notes, net of unamortized discount of $2,186 at December 31, 2013 and $2,500 at December 31, 2012	347,814	347,500
Commercial paper notes	363,000	—
Fixed rate foreign borrowings	7,879	19,458
Variable-rate foreign bank loans	34,910	7,006
Miscellaneous	297	394
Total long-term debt	1,078,864	699,288
Less amounts due within one year	24,554	12,700
Long-term debt, less current portion	$1,054,310	$686,588